General and Administrative	12 Months Ended
Dec. 31, 2023
General and Administrative
General And Administrative

11. General and Administrative

	Years ended December 31
	2023	2022	2021

Corporate Development
Geology and technical review	$-	$21	$-
Salaries and remuneration	33	91	-
Sundry	7	-	-
Travel and transportation	112	-	-
	$152	$112	$-

General and Administrative:
Accounting and audit	$67	$61	$59
Legal	38	73	4
Office and sundry	139	152	117
Regulatory	71	446	76
Rent	52	46	39
Travel	34	59	-
	$401	$837	$295